NOTE 7 - COMMITMENTS	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Text Block]

NOTE 7 – COMMITMENTS

Director Compensation

On November 1, 2010, Gabriel Margent was appointed to the Company’s board of directors and to the position of financial expert on its Audit Committee. Mr. Margent is compensated at a rate of $5,000 per month. $2,500 of this amount shall be payable incrementally on a monthly basis and pro-rated for any partial month of service. The remainder of his compensation shall accrue until such time as the Company shall have received capital investments of $10,000,000, at which time all accrued and unpaid amounts shall be due and payable.

On November 30, 2010, James Ladner was appointed as a member of the board of directors and also the Audit Committee. Mr. Ladner is compensated at a rate of $5,000 per month. $2,500 of this amount shall be payable incrementally on a monthly basis and pro-rated for any partial month of service. The remainder of his compensation shall accrue until such time as the Company shall have received capital investments of $10,000,000, at which time all accrued and unpaid amounts shall be due and payable.

On December 9, 2010, Luciano de Freitas Borges was appointed as a member of the board of directors. Mr. Borges is compensated at a rate of $5,000 per month. $2,500 of this amount shall be payable incrementally on a monthly basis and pro-rated for any partial month of service. The remainder of his compensation shall accrue until such time as the Company shall have received capital investments of $10,000,000, at which time all accrued and unpaid amounts shall be due and payable.

Corporate Development Services Agreement

On September 27, 2010, the Company entered into a Corporate Development Services Agreement with CRG Finance AG. The Company has agreed to pay to CRG the following amounts for the Advisory Services: (i) an inception fee of $100,000; and (ii) a monthly services fee of $25,000 commencing September 1, 2010.  CRG shall be paid $10,000 per month of the Advisory Services Fee, with the balance of $15,000 per month together with the Inception Payment accruing until completion of the first Company financing following the date of the Services Agreement when such accruals shall be fully due and payable. During May and June 2011, the inception fee and the accrued monthly service fees through June 2011 were paid in full. In July 2011, Ardent Mines and CRG entered into a suspension agreement whereby the investment banking services were terminated.